Other long-term liabilities - Preferred Shares, Series C (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2019 $ / shares
Class of Stock [Line Items]
Debt conversion, shares issued (in shares) | shares	19,429	56,926
Preferred stock redemption price per share (in USD per share) | $ / shares			$ 25
2020	$ 602,028
2021	117,513
2022	351,227
2023	97,478
2024	215,743
Thereafter to 2031	2,547,916
Total Preferred shares series C	$ 13,793	$ 13,418
Series C Preferred Stock
Class of Stock [Line Items]
Redeemable preferred stock issued, shares | shares	100
Preferred stock redemption price per share (in USD per share) | $ / shares			$ 53,400
Less amounts representing interest	$ (5,609)
Total Preferred shares series C	13,793
Less current portion	(1,035)
Preferred shares series C, noncurrent	12,758
Series C Preferred Stock | Dividends Payable
Class of Stock [Line Items]
2020	1,035
2021	1,050
2022	1,070
2023	1,243
2024	1,454
Thereafter to 2031	9,439
Redemption amount	4,111
Estimated dividend and redemption payments	$ 19,402
Executives of company | Series C Preferred Stock
Class of Stock [Line Items]
Redeemable preferred stock issued, shares | shares	36
Convertible Unsecured Subordinated Debentures | Convertible Subordinated Debt
Class of Stock [Line Items]
Principle converted amount	$ 148	$ 447
Atlantica
Class of Stock [Line Items]
Contingent consideration related to prior acquisition	29,100
San Antonio Water System
Class of Stock [Line Items]
Additional deferred credits related to investment in San Antonio Water System	$ 5,000